Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 67,463
Accumulated depreciation	(7,342)
Property and equipment, net	60,121
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	60,341
Drones [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,122